Service and Premier Shares [Member] Performance Management - Service and Premier Shares [Member] - U.S. GOVERNMENT PORTFOLIO	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of December 31, 2025, there were no Service Shares or Premier Shares outstanding for the Portfolio. The total return for periods prior to November 23, 2021, reflects the performance of the Portfolio’s Service Shares. On November 23, 2021, the Portfolio’s Service Shares ceased operations. Performance information after that date reflects that of the Portfolio’s Shares. Service Shares and Premier Shares would have similar annual returns when compared with Shares because each class is invested in the same portfolio of securities. The annual return of the Shares class would differ from those of Service Shares and Premier Shares only to the extent that the classes do not have the same expenses.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance or by calling 800‑637‑1380.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (SERVICE SHARES)*
Bar Chart Closing [Text Block]	* For the periods shown in the bar chart above:

highest quarterly return	1.31%	fourth quarter of 2023
lowest quarterly return	0.00%	second quarter of 2021

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2025)
Performance Table Closing [Text Block]
The 7‑day yield for Shares of the Portfolio as of December 31, 2025: 3.59%. For the current 7‑day yield call 800‑637‑1380 or visit https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#priceyield.

Money Market Seven Day Yield, Caption [Optional Text]	The 7‑day yield for Shares of the Portfolio as of December 31, 2025:
Money Market Seven Day Yield Phone	800‑637‑1380
Performance Availability Website Address [Text]	https://ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance
Performance Availability Phone [Text]	800‑637‑1380
Service Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2021
Money Market Seven Day Yield	3.59%